Earnings (Loss) Per Share and Pro Forma Earnings (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Share and Pro Forma Earnings (Loss) Per Share

Note 10—Earnings (Loss) Per Share and Pro Forma Earnings (Loss) Per Share

Earnings Per Share

Basic earnings (loss) per share (“EPS”) is computed by dividing net income (loss) by the weighted-average number of shares of common stock outstanding during the period. Diluted EPS takes into account the dilutive effect of potential common stock that could be issued by the Company in conjunction with any stock awards that have been granted to directors and employees. In accordance with FASB ASC Topic 260, awards of non-vested shares shall be considered to be outstanding as of the grant date for purposes of computing diluted EPS even though their exercise is contingent upon vesting. The following is a calculation of the basic and diluted weighted-average number of shares of common stock outstanding and EPS for the nine months ended September 30, 2014.

(in thousands, except per share data)	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Loss (numerator):
Net loss	$(19,054)	$(150,153)
Weighted-average shares (denominator):
Weighted-average number of shares of common stock—basic and diluted	160,000	139,102
Loss per share:
Basic and diluted	$(0.12)	$(1.08)

Pro Forma EPS

The Company’s pro forma basic earnings per share amounts have been computed based on the weighted-average number of shares of common stock outstanding for the period, as if the common shares issued in the IPO were outstanding for the entire period. A reconciliation of the components of pro forma basic and diluted earnings per common share is presented in the table below:

	Three Months Ended September 30, 2014	Nine Months Ended September 30, 2014
Numerator:
Loss before taxes, as reported	$(29,598)	$(66,156)
Pro forma provision for income tax benefit	10,359	23,155

Pro forma net loss	$(19,239)	$(43,001)

Denominator:
Weighted-average number of common shares outstanding—basic and diluted	160,000	160,000

Net income per share:
Basic and diluted	$(0.12)	$(0.27)

Note 12—Unaudited Pro Forma Net Income Per Share

Pro forma basic and diluted net income per share have been computed to give effect to the termination of the limited partnership status and conversion to C-corporation status in connection with the initial public offering, which changes the provision for income taxes for each period presented. We assume a blended statutory federal, state and local income tax rate of 35% in 2013. The annual pro forma provisions for income taxes are estimated using the asset and liability method. This approach recognizes the amount of federal, state and foreign income taxes payable or refundable each year, as well as deferred tax assets and liabilities that result from differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases, with adjustments for net operating losses and tax credit carryforwards applicable to specific tax jurisdictions and operating subsidiaries, if any.